Discontinued Operations - Schedule of Discontinued Cash Flows (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Discontinued Cash Flows [Abstract]
Net loss		$ (41,681)		$ (74,217)	$ 34,803	$ (78,107)
Changes in operating assets and liabilities:
Net Cash Used in Operating Activities				(74,217)
Cash Flows from Operating Activities:
Proceeds received from parent company				41,873
Repayments to parent company				(19,280)
Net Cash Provided by Financing Activities				22,593
Net change in cash				(51,624)
Cash, beginning of period				101,072	101,072
Cash, end of period		$ 49,448		$ 49,448		$ 101,072